UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640, Walnut Creek, California, 94596

(Address of principal executive offices)(Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640,

Walnut Creek, California, 94596

(Name and address of Agent for service)

Registrant’s telephone number, including area code: 510.522.9600

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

USCF ETF TRUST
TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

USCF SummerHaven SHPEI Index Fund (“BUY”)

USCF SummerHaven SHPEN Index Fund (“BUYN”)

On November 30, 2017, United States Commodity Funds LLC (“USCF”) launched two innovative exchange-traded funds: the USCF SummerHaven SHPEI Index Fund (“BUY”) and the USCF SummerHaven SHPEN Index Fund (“BUYN”). Both were first-of-their kind, private equity (PE) replication products designed to bring private equity-like long-term performance to the general public with much lower fees than traditional PE funds. In addition, BUY and BUYN are ETFs, a product structure that gives investors liquidity convenience without the lockup periods traditional PE funds require.

BUY and BUYN are based on research by Harvard professor Erik Stafford, who showed that public equities could be used to replicate the performance of PE funds net of fees. This is achieved via a proprietary selection methodology that uses criteria similar to what attracts PE managers. The resulting sector weightings – though driven from a bottoms-up, fundamental approach – typically bears resemblance to that of traditional PE sector allocations.

Historically, PE strategies have been considered long-term investments that require patience. Because BUY and BUYN are designed to invest in the types of companies that possess characteristics similar to the companies that PE firms have historically selected for investment, each of BUY and BUYN employs a long-term investment strategy that USCF believes also requires patience. PE managers seek companies that are undervalued or out-of-favor with investors. This is why PE is traditionally evaluated over the long-term.

BUY and BUYN do not track PE firms or invest in PE funds or private equity of companies. They invest in publicly traded companies whose characteristics mirror what attracts PE firms. BUY’s universe of stocks consists of about 3,000 companies, while BUYN’s universe is focused on approximately 600 natural resources companies whose businesses focus on energy, basic materials, industrials, consumer cyclical, and consumer non-cyclicals.

The SummerHaven Private Equity Strategy Index (“SHPEI”) and the SummerHaven Private Equity Natural Resources Index (“SHPEN”) indices that BUY and BUYN track, respectively, turnover their holdings once a year. A PE manager can add or remove a company as he or she sees fit. In addition a PE firm can influence a company’s management and help direct its strategy. Professor Stafford’s research has shown that these value-adds are typically offset by fees and that investors only receive the potential benefit from stock selection. While BUY and BUYN cannot do the same things a PE firm does, they can charge significantly lower fees than PE firms and, in theory, seek to yield similar net performance.

In addition, BUY and BUYN may benefit from takeover premiums that accrue to public firms that are taken private. From BUY’s inception in late 2017, fourteen of the stocks held in the portfolio have been acquired at an average premium of approximately 24%.

2	Annual Report June 30, 2019

Both BUY and BUYN tend to skew towards smaller capitalization stocks with a value oriented bent. Weighted average market capitalization refers to a type of stock market index construction that is based on the market capitalization of the index’s constituent stocks. As of June 30, 2019, BUY’s weighted average market cap was approximately $1.26 billion with a price/earnings ratio of approximately 9.1. The price/earnings ratio is the ratio for valuing a company that measures its current share price relative to its per share earnings. BUYN’s weighted average market cap was approximately $2.1 billion with a price/earnings ratio of 7.3. During the decade since the financial crisis, and inclusive of the last twelve months, small-cap, value stocks have trailed large-cap growth stocks. BUY and BUYN likewise trailed the S&P 500 over the last twelve months.

S&P measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value indices. Constituents are drawn from the S&P SmallCap 600®. The S&P 500 had a price/earnings ratio of 19.3 and was up over 10% for the twelve months ending June 30, 2019. The S&P Small Cap Value Index had a price/earnings ratio of 20 and was down 7.5% for the same period. BUY and BUYN were down 16.91% and 22.57% respectively. The Retail, Software and Pharmaceuticals industries had the most negative impact on BUY. BUYN’s positions in Energy, Autos, Basic Materials and Software were its largest detractors.

USCF’s management believes that a “reversion to the mean”, whereby the current divergence between small-cap value and large-cap growth narrows or reverses, would be positive for a large portion of BUY and BUYN’s universes and in turn could lead to better performance for the funds.

There is no assurance that the investment process will consistently lead to successful investing for each fund.

It is not possible to invest in an index.

Important Considerations:

The market value of shares of common stock can be volatile and change quickly. There is no guarantee that each fund’s objective will be met. Fund concentration generally leads to greater price volatility. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Investment in small companies generally experience greater price volatility.

An investor may lose all or substantially all of an investment. These risks could result in large fluctuations in the price of a particular fund’s respective shares. Funds that focus on a single sector generally experience greater volatility. For further discussion of these and additional risks associated with an investment in BUY or BUYN, please read the respective fund’s prospectus before investing.

3

USCF SummerHaven Dynamic Commodity Strategy
No K-1 Fund (“SDCI”)

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) began trading on the NYSE Arca on May 2, 2018 and is now over a year old. SDCI is a broad commodity fund that uses the same index for its benchmark as the United States Commodity Index Fund (“USCI”) and has the benefit of not requiring a K-1 tax form.

Broad commodity investing has been challenging over the course of this decade. While equities have soared, commodities have endured an environment of low inflation, low interest rates, a relatively strong dollar, trade wars, sector-specific headwinds (such as the U.S. shale revolution), and, most recently, slower global growth.

Commodities tend to do well in late bull markets, and exhibited gains from mid-2017 to mid-2018. However, the U.S.-China trade war has weighed on commodities over the last year, first by lowering sentiment in the space and then by inflicting real economic damage in some sectors. Commodities picked up briefly in the first half of 2019 when rapprochement between the U.S. and China looked possible. These rises were short-lived when trade talks stalled. SDCI was down 14.98% for the twelve months ending June 30, 2019.

SDCI is rebalanced to equal weights every month and does not concentrate its holdings in any one sector. Instead, SDCI seeks broader exposure to less-discussed but still-important markets beyond just oil and gold. Specifically, SDCI holds fourteen commodity futures contracts and has meaningful exposure in the six commodity sectors: Energy, Grains, Industrial Metals, Precious Metals, Livestock, and Softs. Because commodities have low pairwise correlation (especially compared to stocks and bonds), opportunities occur at different times in different markets. USCF believes that a strategy that selects those commodities that research has shown are more likely to outperform is better positioned for the long-term than a static basket that is overweight in any particular sector. Since most broad commodity funds tend to be narrower in scope, with high weights to oil and other energies, SDCI will underperform its competition when energy has stronger returns than the other markets where SDCI sources exposure. This was the case in 2019 when SDCI trailed other broad commodity exchange-traded funds (“ETFs”) due to its underweighting in energy and overweighting in livestock and grains. While broader diversification will be disadvantageous at times, USCF believes it is rewarding in the long run.

4	Annual Report June 30, 2019

Research confirms that commodities continue to offer diversification from stocks and bonds, high correlation to inflation, and long-term returns similar to stocks. Many investors find this hard to fathom after a decade of disappointments from investments in commodities. However, neither the current environment nor this decade’s results are normal by any measure. An end to the trade war, if it comes before too much economic damage is inflicted, could be positive for commodities. Low commodity prices have led to less investment in new production in some markets, such as copper, and shortages are expected in coming years, starting in 2019. While demand for some commodities could dip with a recession, demand for other commodities may rise. Investments in some commodities exhibit positive returns in recessions, and the asset class tends to recover together with equities following the end of a recession. For these reasons and more, USCF believes that the historic divergence between stocks and commodities cannot continue indefinitely and that commodities, as an asset class, will again show strength.

There is no assurance that the investment process will consistently lead to successful investing for each fund.

It is not possible to invest in an index.

Important Considerations:

Commodity and futures trading is highly speculative and generally volatile and is not suitable for all investors.

Investing in SDCI involves risks, including the possible loss of principal. SDCI is a new fund with limited operating history and may not attract sufficient assets to achieves its investment objective. Commodities contain a heightened risk including market and price movements that are outside SDCI’s control and may be influenced by weather and climate conditions, livestock disease, war, terrorism, political conflicts and economic event, interest rates, currency exchange rates, U.S. and non-U.S. government regulation and taxation. Investing in derivatives, including futures and swaps, entails risks relating to liquidity, counterparty, leverage and credit that may reduce return and increase volatility. Investments held in U.S. government securities and money market instruments can suffer losses. SDCI is exposed to non-diversification risk which results from SDCI’s direct or indirect investment in commodities and futures contracts that are economically identical or substantially similar. For more information about these and other risks including correlation and specific risks regarding each commodity sector and the investment in the Subsidiary, please read SDCI’s prospectus.

5

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEI INDEX FUND (“BUY”), THE SUMMERHAVEN PRIVATE EQUITY STRATEGY INDEXSM1 (“SHPEI”) AND S&P 500 INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO JUNE 30, 2019.

The following graph depicts the performance of USCF SummerHaven SHPEI Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Strategy IndexSM1 and S&P 500 Index®2.

	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEI Index Fund (NAV)	–16.91%	–5.66%
USCF SummerHaven SHPEI Index Fund (Market Value)	–17.50%	–5.62%
SummerHaven Private Equity Strategy IndexSM1	–16.22%	–4.86%
S&P 500 Index®2	11.85%	9.90%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUY were listed on the NYSE Arca, Inc. on December 1, 2017.

6	Annual Report June 30, 2019

[1]	The SummerHaven Private Equity Strategy IndexSM (“SHPEI”) attempts to replicate the long-term (i.e., 10 years or more) return characteristics of diversified private equity allocations. SHPEI is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms are likely to select for investment in the future. However, SHPEI does not include, and the Fund does not invest in, private equity funds or private equity of companies. SHPEI is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV /EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. From a universe of approximately 3,000 U.S. companies, SHIM applies proprietary screens to determine an investable universe. SHPEI includes the greater of 200 companies or 20% of such investable universe. SHPEI is equally-weighted and rebalanced annually.
[2]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s net asset value (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

7

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN SHPEN INDEX FUND (“BUYN”), THE SUMMERHAVEN PRIVATE EQUITY NATURAL RESOURCES INDEXSM1 (“SHPEN”) AND S&P NORTH AMERICAN NATURAL RESOURCES INDEX®2 FROM NOVEMBER 30, 2017 (INCEPTION DATE)* TO JUNE 30, 2019.

The following graph depicts the performance of USCF SummerHaven SHPEN Index Fund (Net Asset Value and Market Value) vs. the SummerHaven Private Equity Natural Resources IndexSM1 and S&P North American Resources Index®2.

	One Year Return	Annualized Since Inception Return (11/30/2017)
USCF SummerHaven SHPEN Index Fund (NAV)	–22.57%	–9.35%
USCF SummerHaven SHPEN Index Fund (Market Value)	–22.38%	–9.35%
SummerHaven Private Equity Natural Resources IndexSM1	–21.68%	–8.38%
S&P North American Natural Resources Index®2	–14.10%	–2.82%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of BUYN were listed on the NYSE Arca, Inc. on December 1, 2017.

8	Annual Report June 30, 2019

[1]	The SummerHaven Private Equity Natural Resources IndexSM (“SHPEN”) attempts to replicate the long-term return (i.e., return over 10 years or longer) of diversified natural resources private equity allocations. SHPEN is designed to include publicly-traded companies that possess characteristics similar to the companies that private equity firms focusing on natural resources have historically selected for investment, as well as companies that SummerHaven Index Management, LLC (“SHIM”), as the index provider believes private equity firms focusing on natural resource investments are likely to select for investment in the future. However, SHPEN does not include, and the Fund does not invest in, private equity funds or private equity of companies. The Fund does not invest directly in natural resource commodities. SHPEN is constructed using a proprietary methodology that favors companies with low enterprise value to earnings before interest, taxes, depreciation, and amortization (“EV / EBITDA”) ratios; low net equity issuance; low market capitalization; and moderate profitability. Proprietary screens are applied to a universe of approximately 600 U.S. companies to determine an investable universe. SHPEN includes the greater of 80 companies or 40% of such investable universe. SHPEN is equally-weighted and rebalanced annually.
[2]	The S&P North American Natural Resources Sector Index provides investors with an equity benchmarks that represent U.S. traded securities. Each index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis. Total return indices are calculated for the U.S. indices as well as the price return series and reflect both ordinary and special dividends.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

9

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND (“SDCI”), SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM1, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM2 AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN®3 FROM MAY 2, 2018 (INCEPTION DATE)* TO JUNE 30, 2019.

The following graph shows the value as of June 30, 2019 of a $10,000 investment made on May 1, 2018 (commencement of operations). For comparative purposes, the performance of USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (Net Asset Value and Market Value), the SummerHaven Dynamic Commodity Index Total ReturnSM1 (“SDCITR”) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown.

	One Year Return	Annualized Since Inception Return (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1Fund (NAV)	–14.98%	–13.17%
USCF SummerHaven Dynamic Commodity Strategy No K-1Fund (Market Value)	–15.06%	–13.20%
SummerHaven Dynamic Commodity Index Total ReturnSM1	–14.28%	–12.36%
Bloomberg Commodity Index Total ReturnSM2	–6.75%	–7.49%
S&P Goldman Sachs Commodity Index Total Return®3	–11.49%	–7.26%

*	The inception date is the date the fund started accruing expenses and commenced operations. Shares of SDCI were listed on the NYSE Arca, Inc. on May 3, 2018.

10	Annual Report June 30, 2019

[1]	The SummerHaven Dynamic Commodity Index Total ReturnSM (“SDCITR”) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the Futures Exchanges in major industrialized countries, and typically have active and liquid markets. As of June 30, 2019, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (“BCOM”) is an index that tracks the performance of 22 broadly diversified commodity futures contracts. Prior to July 1, 2014, BCOM was known as the Dow Jones-UBS Commodity Index.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (“SPGSCI”) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions apply and will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

11

DISCLOSURE OF FUND EXPENSES

As a shareholder of one or more of the USCF SummerHaven SHPEI Index Fund, the USCF SummerHaven SHPEN Index Fund and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 until June 30, 2019.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

12	Annual Report June 30, 2019

USCF ETF TRUST

Fund	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During the Period (a)	Hypothetical Expenses Paid During the Period (a)	Annualized Expense Ratio
USCF SummerHaven SHPEI Index Fund	$1,000.00	$1,049.78	$1,020.08	$4.83	$4.76	0.95%
USCF SummerHaven SHPEN Index Fund	1,000.00	1,073.23	1,020.08	4.88	4.76	0.95%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	1,000.00	974.63	1,020.83	3.92	4.01	0.80%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

13

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Aerospace & Defense	0.5%
Triumph Group, Inc.	0.5%	454	$10,397

Airlines	1.4%
SkyWest, Inc.	0.5%	160	9,707
Spirit Airlines, Inc.(a)	0.6%	231	11,026
Other Airlines(b)	0.3%		6,364
			27,097

Auto Parts & Equipment	4.7%
Commercial Vehicle Group, Inc.(a)	0.5%	1,142	9,159
Cooper Tire & Rubber Co.	0.5%	319	10,064
Meritor, Inc.(a)	0.5%	395	9,579
Miller Industries, Inc.	0.5%	333	10,240
Other Auto Parts & Equipment(b)	2.7%		52,588
			91,630

Banks	13.2%
Nicolet Bankshares, Inc.(a)	0.5%	150	9,309
OFG Bancorp	0.7%	587	13,953
Other Banks(b)	12.0%		236,739
			260,001

Chemicals	2.5%
Hawkins, Inc.	0.5%	235	10,201
Stepan Co.	0.5%	108	9,926
Other Chemicals(b)	1.5%		28,773
			48,900

Commercial Services	6.9%
H&R Block, Inc.	0.6%	371	10,870
K12, Inc.(a)	0.7%	482	14,658
ManpowerGroup, Inc.	0.5%	97	9,370
Rent-A-Center, Inc.(a)	0.8%	598	15,925
Vectrus, Inc.(a)	0.6%	272	11,032
Other Commercial Services(b)	3.7%		73,583
			135,438

Computers	2.4%
Insight Enterprises, Inc.(a)	0.5%	173	10,069
Other Computers(b)	1.9%		36,874
			46,943

The accompanying notes are an integral part of the financial statements.

14	Annual Report June 30, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Diversified Financial Services	1.9%
Legg Mason, Inc.	0.5%	248	$9,493
Other Diversified Financial Services(b)	1.4%		26,917
			36,410

Electronics	5.9%
Atkore International Group, Inc.(a)	0.5%	402	10,400
Jabil, Inc.	0.5%	299	9,448
SYNNEX Corp.	0.6%	126	12,398
Tech Data Corp.(a)	0.5%	101	10,565
Other Electronics(b)	3.8%		75,027
			117,838

Engineering & Construction	3.2%
IES Holdings, Inc.(a)	0.5%	498	9,387
Other Engineering & Construction(b)	2.7%		52,855
			62,242

Entertainment	0.7%
Speedway Motorsports, Inc.	0.5%	485	8,997
Other Entertainment(b)	0.2%		4,727
			13,724

Environmental Control	0.6%
CECO Environmental Corp.(a)	0.6%	1,332	12,774

Food	1.6%
Pilgrim’s Pride Corp.(a)	0.5%	427	10,842
Sanderson Farms, Inc.	0.5%	79	10,788
Other Food(b)	0.6%		12,594
			34,224

Healthcare-Services	1.1%
Molina Healthcare, Inc.(a)	0.6%	84	12,024
Other Healthcare-Services(b)	0.5%		10,483
			22,507

Home Builders	1.2%
LGI Homes, Inc.(a)	0.5%	149	10,643
Other Home Builders(b)	0.7%		13,106
			23,749

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Home Furnishings	1.7%
Sleep Number Corp.(a)	0.6%	275	$11,107
Other Home Furnishings(b)	1.1%		21,176
			32,283

Insurance	2.9%
Assured Guaranty Ltd.	0.5%	234	9,847
Other Insurance(b)	2.4%		47,835
			57,682

Machinery-Construction & Mining	0.5%
Oshkosh Corp.	0.5%	120	10,019

Machinery-Diversified	1.4%
Ichor Holdings Ltd.(a)	0.5%	389	9,196
Other Machinery-Diversified(b)	0.9%		17,227
			26,423

Metal Fabricate & Hardware	2.1%
Global Brass & Copper Holdings, Inc.	0.6%	268	11,720
LB Foster Co. - Class A(a)	0.5%	359	9,815
Other Metal Fabricate & Hardware(b)	1.0%		20,173
			41,708

Miscellaneous Manufacturers	1.0%
Fabrinet(a)	0.6%	227	11,275
Other Miscellaneous Manufacturers(b)	0.4%		8,915
			20,190

Office & Business Equipment	0.8%
Xerox Corp.	0.6%	347	12,287
Other Office & Business Equipment(b)	0.2%		4,023
			16,310

Oil & Gas	3.9%
Murphy USA, Inc.(a)	0.5%	112	9,411
Par Pacific Holdings, Inc.(a)	0.5%	485	9,952
ProPetro Holding Corp.(a)	0.6%	547	11,323
Other Oil & Gas(b)	2.3%		44,548
			75,234

The accompanying notes are an integral part of the financial statements.

16	Annual Report June 30, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Pharmaceuticals	2.1%
Anika Therapeutics, Inc.(a)	0.5%	253	$10,277
Other Pharmaceuticals(b)	1.6%		31,501
			41,778

Retail	14.7%
Asbury Automotive Group, Inc.(a)	0.5%	120	10,121
Barnes & Noble, Inc.	0.5%	1,588	10,624
Foundation Building Materials, Inc.(a)	0.5%	546	9,708
Group 1 Automotive, Inc.	0.5%	122	9,991
World Fuel Services Corp.	0.8%	414	14,887
Zumiez, Inc.(a)	0.5%	360	9,396
Other Retail(b)	11.4%		224,161
			288,888

Software	1.1%
Avid Technology, Inc.(a)	0.8%	1,670	15,230
Other Software(b)	0.3%		6,310
			21,540

Transportation	2.3%
PAM Transportation Services, Inc.(a)	0.6%	175	10,850
Other Transportation(b)	1.7%		32,698
			43,548

Trucking & Leasing	1.0%
Willis Lease Finance Corp.(a)	0.8%	270	15,746
Other Trucking & Leasing(b)	0.2%		4,803
			20,549

Miscellaneous(c)	16.5%		325,742

Total Common Stocks
(Cost $2,406,232)	99.8%		$1,965,768

Rights	0.0%*
Miscellaneous(c)	0.0%*		981
Total Rights
(Cost $0)	0.0%*		$981

Total Investments
(Cost $2,406,232)(d)	99.8%		$1,966,749
Other Assets in Excess of Liabilities	0.2%		4,713
Total Net Assets	100.0%		$1,971,462

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST – USCF SUMMERHAVEN SHPEI INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

*	Position represents less than 0.05%.
(a)	Non-income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represent industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $2,416,747. The net unrealized depreciation was $(449,998), which consisted of aggregate gross unrealized appreciation of $138,116 and aggregate gross unrealized depreciation of $(588,114).

Summary of Investments by Country^
United States	97.1%
Puerto Rico	0.7
Bermuda	0.7
Thailand	0.6
United Kingdom	0.4
Luxembourg	0.3
Ireland	0.2
100.0%

Summary of Investments by Sector^
Consumer Cyclical	26.8%
Financial	20.0
Industrial	19.5
Consumer Non-cyclical	14.0
Energy	6.8
Technology	5.7
Basic Materials	4.1
Communications	3.1
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

18	Annual Report June 30, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.2%
Auto Manufacturers	2.5%
REV Group, Inc.	1.3%	785	$11,312
Wabash National Corp.	1.2%	669	10,885
			22,197

Auto Parts & Equipment	20.5%
Allison Transmission Holdings, Inc.	1.7%	323	14,971
American Axle & Manufacturing Holdings, Inc.(a)	1.1%	782	9,978
BorgWarner, Inc.	1.4%	290	12,174
Commercial Vehicle Group, Inc.(a)	1.5%	1,701	13,642
Cooper Tire & Rubber Co.	1.7%	483	15,239
Dana, Inc.	1.4%	630	12,562
Meritor, Inc.(a)	1.6%	589	14,283
Miller Industries, Inc.	1.7%	501	15,406
Modine Manufacturing Co.(a)	1.2%	742	10,618
Motorcar Parts of America, Inc.(a)	1.5%	623	13,338
Standard Motor Products, Inc.	1.4%	268	12,151
Other Auto Parts & Equipment(b)	4.3%		38,726
			183,088

Building Materials	1.4%
US Concrete, Inc.(a)	1.4%	253	12,572

Coal	3.0%
CONSOL Energy, Inc.(a)	1.0%	338	8,994
Hallador Energy Co.	1.2%	1,961	11,041
Other Coal(b)	0.8%		7,013
			27,048

Commercial Services	1.8%
Harsco Corp.(a)	1.8%	588	16,135

Electrical Components & Equipment	3.0%
Encore Wire Corp.	1.7%	264	15,465
EnerSys	1.3%	169	11,576
			27,041

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Energy-Alternate Sources	5.7%
First Solar, Inc.(a)	1.8%	241	$15,829
Renewable Energy Group, Inc.(a)	1.4%	792	12,561
REX American Resources Corp.(a)	1.3%	165	12,029
TPI Composites, Inc.(a)	1.2%	439	10,852
			51,271

Environmental Control	1.3%
Pentair PLC	1.3%	305	11,346

Food	3.9%
Pilgrim’s Pride Corp.(a)	1.9%	656	16,656
Sanderson Farms, Inc.	1.9%	121	16,524
Other Food(b)	0.1%		1,167
			34,347

Forest Products & Paper	5.0%
Domtar Corp.	1.4%	274	12,201
PH Glatfelter Co.	1.2%	648	10,938
Schweitzer-Mauduit International, Inc.	1.1%	297	9,854
Verso Corp. - Class A(a)	1.3%	587	11,182
			44,175

Hand & Machine Tools	1.5%
Kennametal, Inc.	1.5%	361	13,353

Iron & Steel	2.7%
Carpenter Technology Corp.	1.3%	236	11,323
Other Iron & Steel(b)	1.4%		12,736
			24,059

Machinery-Construction & Mining	2.7%
Oshkosh Corp.	1.7%	180	15,028
Terex Corp.	1.0%	294	9,232
			24,260

The accompanying notes are an integral part of the financial statements.

20	Annual Report June 30, 2019

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Machinery-Diversified	7.9%
AGCO Corp.	1.8%	208	$16,135
Alamo Group, Inc.	1.6%	142	14,190
Hurco Cos, Inc.	1.2%	285	10,134
Ichor Holdings Ltd.(a)	1.5%	574	13,569
Manitowoc Co., Inc. (The)(a)	1.0%	485	8,633
Other Machinery-Diversified(b)	0.8%		7,281
			69,942

Metal Fabricate & Hardware	2.0%
Ryerson Holding Corp.(a)	1.0%	1,098	9,146
Tredegar Corp.	1.0%	546	9,075
			18,221

Mining	3.4%
Kaiser Aluminum Corp.	1.3%	121	11,811
Other Mining(b)	2.1%		18,878
			30,689

Oil & Gas	21.4%
Adams Resources & Energy, Inc.	1.2%	312	10,695
CVR Energy, Inc.	1.9%	346	17,297
Murphy Oil Corp.	1.1%	394	9,712
Murphy USA, Inc.(a)	1.6%	168	14,117
Par Pacific Holdings, Inc.(a)	1.7%	742	15,226
PBF Energy, Inc. - Class A	1.0%	296	9,265
ProPetro Holding Corp.(a)	1.9%	822	17,015
Other Oil & Gas(b)	11.0%		98,136
			191,463

Packaging & Containers	4.9%
Owens-Illinois, Inc.	1.5%	767	13,246
Silgan Holdings, Inc.	1.6%	480	14,688
Sonoco Products Co.	1.8%	245	16,008
			43,942

Retail	2.5%
World Fuel Services Corp.	2.5%	615	22,115

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST – USCF SUMMERHAVEN SHPEN INDEX FUND
CONDENSED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	% of Total Net Assets	Shares	Market Value
Transportation	1.3%
SEACOR Holdings, Inc.(a)	1.3%	235	$11,165

Miscellaneous(c)	0.8%		7,418

Total Common Stocks
(Cost $1,199,872)	99.2%		$885,847

Rights	0.0%*
Miscellaneous(c)	0.0%*		—
Total Rights
(Cost $0)	0.0%*		$—

Total Investments
(Cost $1,199,872)(d)	99.2%		$885,847
Other Assets in Excess of Liabilities	0.8%		6,751
Total Net Assets	100.0%		$892,598

*	Position represents less than 0.05%.
(a)	Non-income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represent industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $1,199,905. The net unrealized depreciation was $(314,058), which consisted of aggregate gross unrealized appreciation of $49,310 and aggregate gross unrealized depreciation of $(363,368).

Summary of Investments by Country^
United States	98.7%
United Kingdom	1.3
100.0%

Summary of Investments by Sector^
Energy	30.4%
Industrial	27.0
Consumer Cyclical	25.7
Basic Materials	11.2
Consumer Non-cyclical	5.7
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

22	Annual Report June 30, 2019

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at June 30, 2019.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at June 30, 2019 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Nickel Futures LN July 2019 contracts	4	$289,489	Jul-19	$13,872	0.4%
LME Zinc Futures LX July 2019 contracts	4	259,745	Jul-19	(5,245)	(0.1)%
LME Zinc Futures LX August 2019 contracts	4	252,407	Aug-19	(1,721)	(0.1)%
LME Nickel Futures LN November 2019 contracts	4	315,213	Nov-19	(9,933)	(0.3)%
LME Tin Futures LT November 2019 contracts	4	412,745	Nov-19	(36,865)	(1.0)%
ICE Brent Crude Oil Futures CO April 2020 contracts	4	259,070	Feb-20	(7,230)	(0.2)%
	24	1,788,669		(47,122)	(1.3)%
United States Contracts
NYMEX Natural Gas Futures NG September 2019 contracts	12	272,360	Aug-19	1,480	0.0%*
CME Live Cattle Futures LC August 2019 contracts	6	254,930	Aug-19	(4,490)	(0.1)%
CBOT Soybean Meal Futures SM September 2019 contracts	8	253,240	Sep-19	600	0.0%*
CBOT Soybean Oil Futures BO September 2019 contracts	16	270,870	Sep-19	2,634	0.1%
CBOT Wheat Futures W September 2019 contracts	10	255,363	Sep-19	8,263	0.2%
ICE Cocoa Futures CC September 2019 contracts	11	268,430	Sep-19	(1,680)	0.0%*
ICE Sugar #11 Futures SB October 2019 contracts	19	260,523	Sep-19	8,030	0.2%
NYMEX RBOB Gasoline Futures RB October 2019 contracts	4	282,135	Sep-19	3,129	0.1%
CBOT Corn Futures C December 2019 contracts	11	243,037	Dec-19	(5,713)	(0.1)%
COMEX Gold Futures GC December 2019 contracts	2	285,190	Dec-19	(170)	0.0%*

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
CBOT Soybean Futures S January 2020 contracts	6	$279,150	Jan-20	$1,200	0.0%*
	105	2,925,228		13,283	0.4%
Open Futures Contracts - Short**
Foreign Contracts
LME Nickel Futures LN July 2019 contracts	4	(300,036)	Jul-19	(3,351)	(0.1)%
LME Zinc Futures LX July 2019 contracts	4	(256,117)	Jul-19	1,591	0.0%*
LME Nickel Futures LN November 2019 contracts	4	(298,565)	Nov-19	(6,738)	(0.2)%
LME Tin Futures LT November 2019 contracts	1	(93,170)	Nov-19	(807)	0.0%*
	13	(947,888)		(9,305)	(0.3)%
Total Open Futures Contracts***	142	$3,766,009		$(43,144)	(1.2)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.41%, 7/05/2019	$150,000	$149,960	4.1%
2.48%, 7/11/2019	100,000	99,932	2.7%
2.38%, 7/18/2019	50,000	49,944	1.4%
2.29%, 7/25/2019	50,000	49,924	1.4%
2.35%, 8/01/2019	100,000	99,798	2.7%
2.38%, 8/08/2019	50,000	49,875	1.3%
2.41%, 8/15/2019	200,000	199,406	5.4%
2.13%, 8/22/2019	50,000	49,847	1.4%
2.09%, 8/29/2019	50,000	49,829	1.3%
2.29%, 9/05/2019	100,000	99,582	2.7%
2.20%, 9/12/2019	200,000	199,114	5.4%
2.40%, 10/17/2019	50,000	49,644	1.3%
2.40%, 10/31/2019	100,000	99,197	2.7%
2.37%, 11/21/2019	100,000	99,071	2.7%
2.24%, 12/05/2019	150,000	148,550	4.0%
2.15%, 12/19/2019	150,000	148,486	4.0%
Total Treasury Obligations
(Cost $1,642,159)		$1,642,159	44.5%

The accompanying notes are an integral part of the financial statements.

24	Annual Report June 30, 2019

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (continued)

	Principal Amount	Market Value	% of Total Net Assets
United States - Money Market Funds
Goldman Sachs Financial Square Funds - Government Fund - Class FS	$1,200,000	$1,200,000	32.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	650,000	650,000	17.6%
Total Money Market Funds
(Cost $1,850,000)		$1,850,000	50.1%

	Face Amount
Time Deposits
Citibank, 1.74% due 07/01/2019	$43,725	$43,725	1.2%
Sumitomo, 1.76% due 07/01/2019	82,356	82,356	2.2%
Total Time Deposits
(Cost $126,081)		$126,081	3.4%
Total Cash Equivalents
(Cost $3,618,240)		$3,618,240	98.0%
Total Investments
(Cost $3,618,240)(a)		$3,575,096	96.8%
Other Assets in Excess of Liabilities		116,289	3.2%
Total Net Assets		$3,691,385	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $463,856 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $3,618,240.

Summary of Investments by Country^
United States	99.3%
Japan	2.3
United Kingdom	(1.6)
100.0%

^ As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2019

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Assets:
Investments, at Market Value	$1,966,749	$885,847
Cash	11,429	9,025
Receivables:
Dividends	1,874	286
Other Assets	210	215
Total Assets	1,980,262	895,373

Liabilities:
Payables:
Distributions to Shareholders	4,099	471
Accrued Management Fees	4,701	2,304
Total Liabilities	8,800	2,775
Total Net Assets	$1,971,462	$892,598

Net Assets Consist of:
Capital Paid In	$2,494,309	$1,344,763
Total Distributable Earnings (Loss)	(522,847)	(452,165)
Total Net Assets	$1,971,462	$892,598

Net Asset Value Per Share
Total Net Assets	$1,971,462	$892,598
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	50,000
Net Asset Value	$19.71	$17.85
Investments, at Cost	$2,406,232	$1,199,872

The accompanying notes are an integral part of the financial statements.

26	Annual Report June 30, 2019

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2019

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$3,618,240
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	(43,144)
3,575,096
Cash	114,534
Receivables:
Dividends and Interest Receivable	3,492
Other Assets	678
Total Assets	3,693,800

Liabilities:
Payables:
Accrued Management Fees	2,415
Total Liabilities	2,415
Total Net Assets	$3,691,385

Net Assets Consist of:
Capital Paid In	$3,740,546
Total Distributable Earnings (Loss)	(49,161)
Total Net Assets	$3,691,385

Net Asset Value Per Share:
Total Net Assets	$3,691,385
Shares of Beneficial Interest Outstanding
(Unlimited Shares of $0.001 Par Value Authorized)	200,000
Net Asset Value	$18.46
Investments, at Cost	$3,618,240

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2019

	USCF SummerHaven SHPEI Index Fund	USCF SummerHaven SHPEN Index Fund
Investment Income:
Dividend Income (less net foreign withholding tax $44 and $3, respectively)	$33,808	$20,260
Interest Income	128	27
Total Investment Income	33,936	20,287

Expenses:
Management Fee	22,050	16,755
Total Expenses	22,050	16,755
Net Investment Income (Loss)	11,886	3,532

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	174,059	(102,784)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(666,107)	(568,679)
Net Change in Realized and Unrealized Gain (Loss) on Investments	(492,048)	(671,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(480,162)	$(667,931)

The accompanying notes are an integral part of the financial statements.

28	Annual Report June 30, 2019

USCF ETF TRUST –
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2019

Investment Income:
Dividend Income (less net foreign withholding tax $0)	$25,624
Interest Income	80,553
Total Investment income	106,177

Expenses:
Management Fees	40,981
Total Expenses	40,981
Net Investment Income (Loss)	65,196

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	(1,007,940)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	(62,069)
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	(1,070,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,004,813)

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven SHPEI Index Fund
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$11,886	$8,039
Net Realized Gain (Loss) on Investments	174,059	7,836
Net Changes in Unrealized Appreciation (Depreciation) on Investments	(666,107)	226,625
Net Increase (Decrease) in Net Assets Resulting from Operations	(480,162)	242,500

Distributions to Shareholders from:
Net Investment Income	(11,869)	(8,149)
Capital Gains	(265,277)	—
Total Distributions to Shareholders	(277,146)	(8,149)

Shareholder Transactions:
Proceeds from Shares Sold	—	2,494,422
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	(28)
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,494,394
Net Increase (Decrease) in Net Assets	(757,308)	2,728,745

Net Assets:
Beginning of Period	2,728,770	25
End of Period	$1,971,462	$2,728,770

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	1 *
Shares Issued	—	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	(1)
Shares Outstanding, End of Period	100,000	100,000

* Inception Date, November 30, 2017.

The accompanying notes are an integral part of the financial statements.

30	Annual Report June 30, 2019

USCF ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven SHPEN Index Fund
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$3,532	$1,392
Net Realized Gain (Loss) on Investments	(102,784)	10,770
Net Changes in Unrealized Appreciation (Depreciation) on Investments	(568,679)	254,653
Net Increase (Decrease) in Net Assets Resulting from Operations	(667,931)	266,815

Distributions to Shareholders from:
Net Investment Income	(3,537)	(1,516)
Capital Gains	(338,208)	—
Total Distributions to Shareholders	(341,745)	(1,516)

Shareholder Transactions:
Proceeds from Shares Sold	350	2,519,552
Shares Issued as Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	(882,924)	(28)
Net Increase (Decrease) in Net Assets from Shares Transactions	(882,574)	2,519,524
Net Increase (Decrease) in Net Assets	(1,892,250)	2,784,823

Net Assets:
Beginning of Period	2,784,848	25
End of Period	$892,598	$2,784,848

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	1 *
Shares Issued	—	100,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	(50,000)	(1)
Shares Outstanding, End of Period	50,000	100,000

* Inception Date, November 30, 2017.

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Operations:
Net Investment Income (Loss)	$65,196	$9,170
Net Realized Gain (Loss) on Futures Contracts	(1,007,940)	(94,841)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	(62,069)	18,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,004,813)	(66,746)

Distributions to Shareholders from:
Net Investment Income	(48,818)	(8,760)
Capital Gains	—	—
Total Distributions to Shareholders	(48,818)	(8,760)

Shareholder Transactions:
Proceeds from Shares Sold - Class TF	—	8,849,703
Shares Issued as Reinvestment of Dividends and Distributions - Class TF	—	—
Cost of Shares Redeemed - Class TF	(4,029,184)	(22)
Net Increase (Decrease) in Net Assets from Shares Transactions	(4,029,184)	8,849,681
Net Increase (Decrease) in Net Assets	(5,082,815)	8,774,175

Net Assets:
Beginning of Period	8,774,200	25
End of Period	$3,691,385	$8,774,200

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	400,000	1 *
Shares Issued	—	400,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	(200,000)	(1)
Shares Outstanding, End of Period	200,000	400,000

* Inception Date, May 2, 2018.

The accompanying notes are an integral part of the financial statements.

32	Annual Report June 30, 2019

USCF ETF TRUST
USCF SUMMERHAVEN SHPEI INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$27.29	$24.94
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.12	0.08
Net Realized and Unrealized Gain (Loss)	(4.93)	2.35
Total Income (Loss) from Operations	(4.81)	2.43
Less Distributions From:
Net Investment Income (Loss)	(0.12)	(0.08)
Capital Gains	(2.65)	—
Total Distributions	(2.77)	(0.08)
Net Asset Value, End of Period	$19.71	$27.29

Total Return(b)	(16.91)%	9.77%
Net Assets, End of Period (thousands)	$1,971	$2,729
Ratios of Average Net Assets:
Net Expenses	0.95%	0.95%**
Net Investment Income (Loss)	0.51%	0.54%**
Portfolio Turnover Rate(c)	75%	3%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST
USCF SUMMERHAVEN SHPEN INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$27.85	$25.20
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.05	0.01
Net Realized and Unrealized Gain (Loss)	(6.62)	2.66
Total Income (Loss) from Operations	(6.57)	2.67
Less Distributions From:
Net Investment Income (Loss)	(0.05)	(0.02)
Capital Gains	(3.38)	—
Total Distributions	(3.43)	(0.02)
Net Asset Value, End of Period	$17.85	$27.85

Total Return(b)	(22.57)%	10.59%
Net Assets, End of Period (thousands)	$893	$2,785
Ratios of Average Net Assets:
Net Expenses	0.95%	0.95%**
Net Investment Income (Loss)	0.20%	0.09%**
Portfolio Turnover Rate(c)	113%	1%

*	Inception Date, November 30, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

34	Annual Report June 30, 2019

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Year Ended June 30, 2019	For the Period Ended June 30, 2018*
Net Asset Value, Beginning of Period	$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.26	0.02
Net Realized and Unrealized Gain (Loss)	(3.54)	(0.06)
Total Income (Loss) from Operations	(3.28)	(0.04)
Less Distributions From:
Net Investment Income (Loss)	(0.20)	(0.02)
Capital Gains	—	—
Total Distributions	(0.20)	(0.02)
Net Asset Value, End of Period	$18.46	$21.94

Total Return(b)	(14.98)%	(0.17)%
Net Assets, End of Period (thousands)	$3,691	$8,774
Ratios of Average Net Assets:
Net Expenses	0.80%	0.80%**
Net Investment Income (Loss)	1.27%	0.67%**
Portfolio Turnover Rate(c)	123%	19%

*	Inception Date, May 2, 2018.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2019

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven SHPEI Index Fund (“BUY”), the USCF SummerHaven SHPEN Index Fund (“BUYN”) and the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) (each a “Fund” and collectively, the “Funds”). BUY and BUYN commenced operations on November 30, 2017. Shares of BUY and BUYN were listed on the NYSE Arca Equity, Inc. (“NYSE Arca”) on December 1, 2017. SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on NYSE Arca on May 3, 2018. Other series or portfolios may be added to the Trust in the future. USCF Advisers, LLC serves as the investment adviser to each of the Funds (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. SummerHaven Investment Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to BUY, BUYN and to the USCF Cayman Commodity 2 (the “Subsidiary”), a wholly-owned subsidiary of SDCI.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

36	Annual Report June 30, 2019

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for BUY and BUYN is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. New York time. For SDCI, the NAV is generally calculated at 2:30 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than 2:30 p.m. Eastern Time on a given day, the NAV of the SDCI’s shares will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the SDCI’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the SDCI’s investments may change on days when you will not be able to purchase or redeem SDCI shares.

Security Valuation

i. Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

37

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”).

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

ii. Treasuries

SDCI also may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

iii. Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

38	Annual Report June 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at June 30, 2019 for the Funds, using the fair value hierarchy:

BUY

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Aerospace & Defense	$10,397	$10,397	$—	$—
Airlines	27,097	27,097	—	—
Auto Parts & Equipment	91,630	91,630	—	—
Banks	260,001	260,001	—	—
Chemicals	48,900	48,900	—	—
Commercial Services	135,438	135,438	—	—
Computers	46,943	46,943	—	—
Diversified Financial Services	36,410	36,410	—	—
Electronics	117,838	117,838	—	—
Engineering & Construction	62,242	62,242	—	—
Entertainment	13,724	13,724	—	—
Environmental Control	12,774	12,774	—	—
Food	34,224	34,224	—	—
Healthcare-Services	22,507	22,507	—	—
Home Builders	23,749	23,749	—	—
Home Furnishings	32,283	32,283	—	—
Insurance	57,682	57,682	—	—
Machinery-Construction & Mining	10,019	10,019	—	—
Machinery-Diversified	26,423	26,423	—	—
Metal Fabricate & Hardware	41,708	41,708	—	—
Miscellaneous Manufacturers	20,190	20,190	—	—
Office & Business Equipment	16,310	16,310	—	—
Oil & Gas	75,234	75,234	—	—
Pharmaceuticals	41,778	41,778	—	—

39

Investments, at fair value (continued)	Total	Level 1	Level 2	Level 3
Retail	$288,888	$288,888	$—	$—
Software	21,540	21,540	—	—
Transportation	43,548	43,548	—	—
Trucking & Leasing	20,549	20,549	—	—
Miscellaneous	325,742	325,742	—	—
Rights:
Miscellaneous	981	981	—	—
Total Investments, at fair value	$1,966,749	$1,966,749	$—	$—

BUYN

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Auto Manufacturers	$22,197	$22,197	$—	$—
Auto Parts & Equipment	183,088	183,088	—	—
Building Materials	12,572	12,572	—	—
Coal	27,048	27,048	—	—
Commercial Services	16,135	16,135	—	—
Electrical Components & Equipment	27,041	27,041	—	—
Energy-Alternate Sources	51,271	51,271	—	—
Environmental Control	11,346	11,346	—	—
Food	34,347	34,347	—	—
Forest Products & Paper	44,175	44,175	—	—
Hand & Machine Tools	13,353	13,353	—	—
Iron & Steel	24,059	24,059	—	—
Machinery-Construction & Mining	24,260	24,260	—	—
Machinery-Diversified	69,942	69,942	—	—
Metal Fabricate & Hardware	18,221	18,221	—	—
Mining	30,689	30,689	—	—
Oil & Gas	191,463	191,463	—	—
Packaging & Containers	43,942	43,942	—	—
Retail	22,115	22,115	—	—
Transportation	11,165	11,165	—	—
Miscellaneous	7,418	7,418	—	—
Rights:
Miscellaneous	—	—	—	—
Total Investments, at fair value	$885,847	$885,847	$—	$—

40	Annual Report June 30, 2019

SDCI

	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
Time Deposits	$126,081	$126,081	$—	$—
United States Treasury Obligations	1,642,159	1,642,159	—	—
United States - Money Market Funds	1,850,000	1,850,000	—	—
Total Cash Equivalents, at value	$3,618,240	$3,618,240	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$(56,427)	$(56,427)	$—	$—
United States Contracts	13,283	13,283	—	—
Total Exchange-Traded Futures Contracts	$(43,144)	$(43,144)	$—	$—
Total Investments	$3,575,096	$3,575,096	$—	$—

For the year ended June 30, 2019, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

SDCI adopted the provisions of Accounting Standards Codification 815 – Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

Fair Value of Derivative Instruments
Derivatives not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities	Fair Value At June 30, 2019
Open Futures Contracts	Assets	$(43,144)

The Effect of Derivative Instruments on the Consolidated Statement of Operations

		For the Year Ended June 30, 2019
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$(1,007,940)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$(62,069)

41

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the year ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of June 30, 2019, attributable to adjustments from the Subsidiary, were reclassified to the following accounts:

	BUY	BUYN	SDCI
Capital Paid In	$—	$(292,212)	$(1,019,820)
Undistributed (Distribution in Excess) Net Investment Income	$—	$31	$(16,342)
Undistributed (Accumulated) Net Realized Gain (Loss)	$—	$292,181	$1,036,162

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2018 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

42	Annual Report June 30, 2019

Dividends and Distributions

Each Fund intends to pay out dividends on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

43

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

i. Cayman Subsidiary

With respect to an investment in SDCI, there is additional risk related to the Subsidiary. The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of SDCI. The Subsidiary allows SDCI to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. SDCI is the sole shareholder of the Subsidiary and it is intended that SDCI will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, SDCI will be indirectly exposed to the risks associated with the Subsidiary’s investments. SDCI may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

44	Annual Report June 30, 2019

As of June 30, 2019, SDCI and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 3,691,385	$ 774,376	21.0%

Market Risk. The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. Each Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

Liquidity Risk. The Funds may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Funds currently value them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of a Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk. The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk. Although each Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size.

45

Correlation to Private Equity Returns Risk. The return of BUY and BUYN or each Fund’s corresponding Index may not match or achieve a high degree of correlation with the return of investments in private equity funds or direct investments in private equity due to assumptions in SHIM’s proprietary methodology that prove to be incorrect or asymmetries between investments in public equity versus private equity, such as the limited liquidity (or illiquidity), infrequency of valuations, and estimated valuations associated with private equity investments.

Private Equity Investing Risk. BUY seeks to generate returns that mimic the returns of U.S. private equity funds, as measured by SHPEI. Because investing in private equity often carries a high degree of risk, the returns of private equity funds may be subject to greater volatility than the returns of funds that invest in larger, more established public companies. BUYN seeks to generate returns that mimic the returns of U.S. private equity funds that focus on natural resource investments, as measured by SHPEN. Similarly, BUY and BUYN’s returns may experience greater volatility than funds that invest in larger, more established public companies. BUY and BUYN do not invest in private equity funds nor do they invest directly in private equity of companies.

Derivatives Risk. The value of a derivative instrument, such as SDCI’s investments in Commodity Interests (as defined below), depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in SDCI sustaining a loss that is substantially greater than the amount invested in the derivative, which may make SDCI’s returns more volatile and increase the risk of loss. SDCI may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact SDCI’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for SDCI than most other ETFs because SDCI will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject SDCI to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI’s NAV and market price.

46	Annual Report June 30, 2019

Commodities Tax Risk. SDCI intends to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, SDCI will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, SDCI must satisfy certain source-of-income requirements. As discussed above, SDCI intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. SDCI believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of SDCI from the Subsidiary is treated as non-qualifying income, SDCI might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit SDCI’s ability to pursue its investment strategy. SDCI seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

Cash Transaction Risk. Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause SDCI to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, the Adviser also serves as investment adviser to the Subsidiary pursuant to a separate investment advisory agreement. The Sub-Adviser serves as the sub-adviser to BUY and BUYN and to the Subsidiary, in each case pursuant to a sub-advisory agreement. The advisory and sub-advisory agreements for BUY and BUYN were approved by the Board at a September 22, 2017 meeting. The advisory and sub-advisory agreements for SDCI and the Subsidiary, as applicable, were approved by the Board at an April 9, 2018 meeting.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The following table lists the total management fee paid by each Fund.

47

Fund	Management Fee
BUY	0.95%
BUYN	0.95%
SDCI	0.80%

The Sub-Adviser receives a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund. The Sub-Adviser’s fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Adviser.

Fund	Sub-Adviser Fee
BUY	0.06%
BUYN	0.06%
SDCI	0.06%

The Adviser and the Sub-Adviser (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company (“BBH”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Baskets and Redemption Baskets generally consist of 50,000 shares, though this may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Creation Baskets or redeeming Redemption Baskets.

48	Annual Report June 30, 2019

SDCI generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of cash. BUY and BUYN generally issue and redeem Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of the BUY and BUYN, respectively, and/or a designated amount of cash. For BUY and BUYN, to the extent that an Authorized Participant purchases a Creation Basket with cash or redeems a Redemption Basket for cash, the Authorized Participant will be subject to an additional charge no greater than 5.0%.

Distributor

The Distributor serves as the distributor of Creation Baskets and Redemption Baskets for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreements

SHIM, an affiliate of the Sub-Adviser for BUY, BUYN and the Subsidiary, owns and maintains the SHPEI, SHPEN and SDCITR (collectively, the “Indexes”). The Adviser and SHIM have entered into one or more licensing agreements (the “Licensing Agreements”) for the Trust’s use of the Indexes, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to the Sub-Adviser for sub-advisory services provided to BUY, BUYN and the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreements between SHIM and the Adviser for use of the Indexes. Should the Licensing Agreements between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding replacement indexes or liquidating the Funds. Termination of the Licensing Agreements may have an adverse effect on the performance and NAV of the Funds’ shares.

49

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the year ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales
BUY	$1,713,944	$1,956,633
BUYN	2,081,523	2,448,153
SDCI	2,685,196	3,915,560

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – DIVIDEND AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended June 30, 2019, were from Ordinary Income and Capital Gains in the amounts as follows:

Fund	Ordinary Income	Capital Gains
BUY	$11,869	$265,277
BUYN	3,537	338,208
SDCI	48,818	—

50	Annual Report June 30, 2019

As of June 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	BUY	BUYN	SDCI
Undistributed Ordinary Income - Net	$17	$—	$36
Late Loss Deferrals	(72,867)	(138,106)	—
Other Book/Tax Temporary Differences	(10,515)	(33)	(6,053)
Unrealized Appreciation (Depreciation)	(439,482)	(314,026)	(43,144)
Total Accumulated Earnings/(Losses) - Net	$(522,847)	$(452,165)	$(49,161)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

NOTE 9 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2019, none of the Funds generated a net capital loss carryforward.

NOTE 10 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – CASH MANAGEMENT TRANSACTIONS

The Funds subscribe to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances.

51

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

NOTE 12 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser will waive 0.15%, 0.15%, and 0.20% of the management fees payable by BUY, BUYN, and SDCI, respectively. The agreement became effective on August 15, 2019. The agreement will remain in effect through October 31, 2020, and may be renewed by the Adviser in its sole discretion thereafter. The agreement may be amended or terminated only by the agreement of the Board and the Adviser, and will terminate automatically with respect to any Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund.

52	Annual Report June 30, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
USCF ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the USCF SummerHaven SHPEI Index Fund (“BUY”), the USCF SummerHaven SHPEN Index Fund (“BUYN”), and the consolidated statement of assets and liabilities of the SummerHaven Dynamic Commodity Strategy No K-1 Fund and Subsidiary (“SDCI”) (each a series of the USCF ETF Trust, the “Trust”, and collectively, the “Funds”), including the condensed schedules of investments (BUY, BUYN) and consolidated schedule of investments (SDCI) as of June 30, 2019, and the related statements of operations for the year ended June 30, 2019, changes in net assets, and financial highlights for the year then ended and the period from inception (November 30, 2017) through June 30, 2018 (BUY, BUYN), and the related consolidated statements of operations for the year ended June 30, 2019, changes in net assets, and financial highlights for the year then ended and the period from inception (May 2, 2018) through June 30, 2018 (SDCI), and the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year ended June 30, 2019, changes in net assets, and financial highlights for the year then ended and the period from inception (November 30, 2017) through June 30, 2018 (BUY, BUYN) and for the year then ended and the period from inception (May 2, 2018) through June 30, 2018 (SDCI), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

53

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Spicer Jeffries LLP

We have served as the Trust’s auditor since 2014.

Denver, Colorado
August 23, 2019

54	Annual Report June 30, 2019

ADDITIONAL INFORMATION (unaudited)

Members of the Board and Officers of the Trust

Set forth below are the names, ages, positions with the Trust, terms of office, and the principal occupations and other directorships for a minimum of the last five years, of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust and Trust Agreement.

The Chairman of the Board, Nicholas D. Gerber, and Management Trustees, Andrew F Ngim and Stuart P. Crumbaugh are interested persons of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustees”) because of their affiliation with the Adviser.

Messrs. Thomas E. Gard, Jeremy Henderson, John D. Schwartz, and H. Abram Wilson, and their immediate family members have no affiliation or business connection with the Adviser or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

The following tables present information about the Trustees and Officers. The Statement of Additional Information has additional information about the Trustees and is available without charge, upon request, by contacting the Funds at 1(800) 920-0259, or visiting: www.uscfinvestments.com.

55

Independent Trustees

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Thomas E. Gard Year of Birth: 1959	Independent Trustee	Since 2015	Partner of Armanino LLP from 1995 to 2019; Member of Armanino Executive Committee from 2001 to 2015; and Partner in Charge of Armanino LLP Audit Department December from 2004 to 2013.	Three	N/A

Jeremy Henderson Year of Birth: 1956	Independent Trustee	Since 2014	Chief Operating Officer, North Island LLC from 2017 to present; Retired from 2007 to 2017; Managing Director of Societe Generale from 1991 to 2007.	Three	N/A

John D. Schwartz Year of Birth: 1968	Independent Trustee	Since 2014	President of Sam CLAR Office Furniture from 1996 to Present.	Three	N/A

H. Abram Wilson Year of Birth: 1946	Independent Trustee	Since 2014	San Ramon City, CA Councilmember from 1999 to 2011, including Mayor of San Ramon City, CA from 2002 to 2009. Mr. Wilson has been retired from 2011 to Present.	Three	N/A

56	Annual Report June 30, 2019

Interested Trustees and Officers of the Trust

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Nicholas D. Gerber(3) Year of Birth: 1962	Chairman and Trustee	Since 2014	Chairman of the Board of Directors of United States Commodity Funds LLC, which is the sponsor of a family of commodity pools whose shares are registered under the Securities Act of 1933 (“USCF”) since 2005; President and Chief Executive Officer of USCF from 2005 through June 2015; Serves on Board of Managers of USCF Advisers LLC (“USCF Advisers”) since June 2014 and President and Chief Executive Officer of USCF Advisers from June 2014 to June 2015; Vice President of USCF since June 2015; Chief Executive Officer, President and Secretary of Concierge Technologies, Inc. (“Concierge”) since January 2015; Co-founded Ameristock Corporation in March 1995, a registered investment adviser under the Investment Advisers Act of 1940 from March 1995 until January 2013; and Portfolio Manager of the Ameristock Mutual Fund, Inc. a mutual fund registered under the 1940 Act, from August 1995 to January 2013.	Three	Management Director of USCF. Chairman of the Board of Concierge since January 26, 2015.

57

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
John P. Love Year of Birth: 1971	President (Principal Executive Officer)	Since 2015	Chief Executive Officer and President of USCF since June 2015 and Management Director of USCF since October 2016; Senior Portfolio Manager of USCF from March 2010 to June 2015; Portfolio Manager of USCF from April 2006 to March 2010; President of USCF Advisers since June 2015 and serves on Board of Managers of USCF Advisers since November 2016.	N/A	N/A

Stuart P. Crumbaugh(3) Year of Birth: 1963	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer and Trustee	CFO and Treasurer since May 2015; Secretary from May 2015 to October 2016; Independent Trustee of USCF ETF Trust from inception to February 2015 and Interested Trustee since February 2015

Chief Financial Officer of Concierge since December 2017. Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary of USCF Advisers and USCF since June 2015 and May 2015, respectively; Vice President Finance and Chief Financial Officer of Sikka Software Corporation from April 2014 to April 2015; Vice President, Corporate Controller and Treasurer of Auction.com, LLC from December 2012 to December 2013; Chief Financial Officer of IP Infusion Inc. from March 2011 to September 2012; Consultant from January 2010 to February 2011.

				Three	N/A

58	Annual Report June 30, 2019

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Andrew F Ngim(3) Year of Birth: 1960	Trustee, Vice President, Secretary, and Portfolio Manager	Trustee from 2014 to February 2015 and May 2015 to Present; Secretary since October 2016	Co-founded USCF in 2005 and has served as a Management Director since May 2005 and Chief Operating Officer since August 2016; Portfolio Manager for the United States Commodity Index Funds Trust since January 2013; Treasurer of USCF from June 2005 to February 2012; Assistant Secretary and Assistant Treasurer of USCF Advisers since June 2013; Prior to and concurrent with his services to USCF, from January 1999 to January 2013, Mr. Ngim served as Managing Director for Ameristock Corporation which he co-founded in March 1995 and was Co-Portfolio manager of Ameristock Mutual Fund, Inc. from January 2000 to January 2013; Portfolio Manager for USCF ETF Trust since 2014.	Three	Management Director of USCF since May 2005.

59

Name and Age(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee (Past 5 Years)
Carolyn M. Yu Year of Birth: 1958	Chief Compliance Officer and AML Officer	Chief Legal Officer from May 2015 through April 2018; Chief Compliance Officer, since February 2015; AML Officer since 2014	Chief Compliance Officer of USCF since February 2013; General Counsel of USCF from May 2015 through April 2018 and Assistant General Counsel of USCF from August 2011 through April 2015; from May 2015 through April 2018, Ms. Yu served as Chief Legal Officer of USCF Advisers and serves as Chief Compliance Officer of USCF Advisers since May 2015; Associate Counsel, Assistant Chief Compliance Officer of USCF ETF Trust from June 2014 to February 2015; General Counsel of Concierge from November 2017 through December 2018; Branch Chief – Securities Enforcement Branch for the State of Hawaii, Department of Commerce and Consumer Affairs 2008 - 2011.	N/A	N/A

Daphne G. Frydman Year of Birth: 1974	Chief Legal Officer; Assistant Secretary	Chief Legal Officer since May 2018; Assistant Secretary since 2016.	General Counsel of USCF and USCF Advisers since May 2018; Deputy General Counsel of USCF from May 2016 through April 2018; Assistant Secretary since October 2016; Partner at Sutherland Asbill & Brennan LLP from January 2011 to April 2016; and counsel and associate at the same from 2009 to 2010 and from 2001 to 2008, respectively.	N/A	N/A

(1)	The address of each Trustee and officer is c/o USCF ETF Trust, 1850 Mt. Diablo Boulevard, Suite 640, Walnut Creek, California 94596.
(2)	The Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Messrs. Gerber, Crumbaugh and Ngim are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with the Adviser.

60	Annual Report June 30, 2019

Investment Adviser

USCF Advisers, LLC
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Funds is available without charge by contacting the Funds at 1.800.920.0259, on the Funds’ website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted such proxies since inception to the year ended June 30, 2019 is also available without charge by calling the Funds and on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at www.uscfinvestments.com.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

ITEM 2. CODE OF ETHICS.

As of the period ended June 30, 2019 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions. During the Reporting Period, there were no changes to, amendments to, or waivers from any provision of the code of ethics. A copy of this code of ethics may also be obtained upon request, free of charge, by calling (510) 522-9600 and is also available on the Registrant’s website at www.uscfinvestments.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Mr. Thomas E. Gard possesses the attributes identified in Instruction (b) of Item 3 of Form N-CSR and has designated Mr. Gard as the Registrant’s “audit committee financial expert.” Mr. Gard qualifies as an “independent” Trustee, meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the 1940 Act) and he does not accept directly or indirectly, any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2019, and June 30, 2018 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $45,000 in 2019 and $45,000 in 2018.

(b) Audit Related Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2019, and June 30, 2018, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2019 and $0 in 2018.

(c) Tax Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2019 and June 20, 2018 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $2,500 in 2019 and $2,500 in 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d) All Other Fees

The aggregate fees billed for each of the last two fiscal years ended June 30, 2019, and June 30, 2018, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2019 and $0 for 2018.

(e)(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2019 and 0% for 2018; Tax Fees were 5% for 2019 and 5% for 2018; and all Other Fees were 5% for 2019 and 0% for 2018.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0for 2019 and $0 for 2018.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are Jeremy Henderson, John D. Schwartz, H. Abram Wilson and Thomas E. Gard.

(b)	Not applicable.

ITEM 6. INVESTMENTS.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of the Registrant’s principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF Trust

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
Title:	President and Chief Executive Officer (Principal Executive Officer)

Date:	August 30, 2019

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Title:	Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	August 30, 2019